AUDIT INFORMATION	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Audit Information [Abstract]
Auditor Name	PRICE WATERHOUSE & CO. S.R.L.	PRICE WATERHOUSE & CO. S.R.L.
Auditor Location	Autonomous City of Buenos Aires, Argentina	Autonomous City of Buenos Aires, Argentina
Auditor Firm ID	1349	1349